Loans and Allowance for Loan Losses - Average Recorded Investment and Interest Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
With no related allowance recorded:
With no related allowance recorded, Average Recorded Investment	$ 2,416,000	$ 2,156,000
With no related allowance recorded, Interest Recognized For The Period Ended	32,000	13,000
With an allowance recorded:
With an allowance recorded, Average Recorded Investment	6,547,000	7,915,000
With an allowance recorded, Interest Recognized For The Period Ended	167,000	243,000
Total average recorded investment	8,963,000	10,071,000
Total interest income recognized For the Period Ended	199,000	256,000
Commercial, financial, and agricultural
With no related allowance recorded:
With no related allowance recorded, Average Recorded Investment	1,302,000	957,000
With no related allowance recorded, Interest Recognized For The Period Ended	0	0
With an allowance recorded:
With an allowance recorded, Average Recorded Investment	1,394,000	1,536,000
With an allowance recorded, Interest Recognized For The Period Ended	32,000	33,000
Residential real estate
With no related allowance recorded:
With no related allowance recorded, Average Recorded Investment	901,000	826,000
With no related allowance recorded, Interest Recognized For The Period Ended	10,000	13,000
With an allowance recorded:
With an allowance recorded, Average Recorded Investment	4,169,000	4,575,000
With an allowance recorded, Interest Recognized For The Period Ended	99,000	149,000
Commercial real estate
With no related allowance recorded:
With no related allowance recorded, Average Recorded Investment	59,000	373,000
With no related allowance recorded, Interest Recognized For The Period Ended	22,000	0
With an allowance recorded:
With an allowance recorded, Average Recorded Investment	763,000	1,641,000
With an allowance recorded, Interest Recognized For The Period Ended	34,000	61,000
Commercial real estate | Construction
With no related allowance recorded:
With no related allowance recorded, Average Recorded Investment	120,000
With an allowance recorded:
With an allowance recorded, Average Recorded Investment	15,000	49,000
With an allowance recorded, Interest Recognized For The Period Ended	0	0
Installment and other consumer
With no related allowance recorded:
With no related allowance recorded, Average Recorded Investment	34,000
With an allowance recorded:
With an allowance recorded, Average Recorded Investment	206,000	114,000
With an allowance recorded, Interest Recognized For The Period Ended	$ 2,000	$ 0